Payment for accrued liabilities (Details)	3 Months Ended
Dec. 31, 2015 USD ($) shares
Payment for accrued liabilities
Company issued common shares as payment of accrued legal fees of $118,100 | shares	2,147,273
The fair value of the stock issued as payment of accrued legal fees	$ 113,805
Company recorded a gain on the debt conversion of accrued legal fees	4,295
Issued shares as payment of accrued mining cost	$ 103,626